Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Goodwill	The change in goodwill during the year is as follows:
	Gross Carrying Amount
	2024	2023
Goodwill	$7,319	$7,319

Acquired Intangible Assets	Acquired intangible assets were as follows at year-end:

	2024		2023
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$738	$738	$730